INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 3,684,817	$ 2,033,122
Derivative liability	21,725	212,773
Inventory reserve	69,120	0
Other	967	0
Total deferred tax assets	3,776,629	2,245,895
Deferred tax liabilities:
Prepaid expenses	0	(6,838)
Fixed assets	(2,333)	0
Patents and trademarks	(490,882)	(180,795)
Stock-based compensation	(28,300)	(81,265)
Beneficial conversion feature of convertible debt	(27,277)	(404,198)
Total deferred tax liabilities	(548,792)	(673,096)
Valuation allowance	(3,227,837)	(1,572,799)
Net deferred taxes